UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 14, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: 133649



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109      528    16682 SH       SOLE                                      16682
Abbott Labs                    COM              002824100     1290    28952 SH       SOLE                                      28952
Agilent Technologies           COM              00846u101      204     2766 SH       SOLE                                       2766
Albertsons Inc.                COM              013104104     1010    30375 SH       SOLE                                      30375
American International Group   COM              026874107     5695    48468 SH       SOLE                                      48468
Automatic Data Processing      COM              053015103     3972    74158 SH       SOLE                                      74158
BP Amoco                       COM              055622104     2285    40399 SH       SOLE                                      40399
Bell Atlantic                  COM              077853109      781    15362 SH       SOLE                                      15362
Bell South                     COM              079860102      551    12920 SH       SOLE                                      12920
Bestfoods                      COM              08658u101     2689    38825 SH       SOLE                                      38825
Bristol Myers Squibb           COM              110122108     2365    40602 SH       SOLE                                      40602
Canon Inc. ADR                 COM              138006309     3619    71840 SH       SOLE                                      71840
Cisco Systems                  COM              17275R102     2642    41570 SH       SOLE                                      41570
Coca-Cola                      COM              191216100     4261    74181 SH       SOLE                                      74181
Compass Bancshares Inc.        COM              20449H109     9325   546536 SH       SOLE                                     546536
Dell Computer                  COM              247025109     2183    44265 SH       SOLE                                      44265
Donaldson Co.                  COM              257651109     2267   114783 SH       SOLE                                     114783
Dover Corp.                    COM              260003108     3136    77315 SH       SOLE                                      77315
Dupont de Nemours              COM              263534109     1533    35029 SH       SOLE                                      35029
EMC Corp                       COM              268648102      449     5834 SH       SOLE                                       5834
Echelon                        COM              27874n105      214     3700 SH       SOLE                                       3700
Emerson Electric               COM              291011104     3103    51400 SH       SOLE                                      51400
Exxon Mobil                    COM              30231G102     2722    34670 SH       SOLE                                      34670
General Electric               COM              369604103      794    14972 SH       SOLE                                      14972
H J Heinz Co.                  COM              423074103     1705    38967 SH       SOLE                                      38967
Hewlett Packard                COM              428236103      928     7435 SH       SOLE                                       7435
Home Depot                     COM              437076102      362     7257 SH       SOLE                                       7257
Illinois Tool Works            COM              452308109     2989    52443 SH       SOLE                                      52443
Intel Corp.                    COM              458140100      467     3495 SH       SOLE                                       3495
Johnson & Johnson              COM              478160104     4494    44114 SH       SOLE                                      44114
Lucent Technologies            COM              549463107     2243    37856 SH       SOLE                                      37856
Luminex Corp                   COM              55027E102     2651    63680 SH       SOLE                                      63680
Media One Group                COM              58440J104      286     4296 SH       SOLE                                       4296
Merck                          COM              589331107     4284    55914 SH       SOLE                                      55914
Microsoft Corp                 COM              594918104     6944    86806 SH       SOLE                                      86806
Molex Inc.                     COM              608554101     4055    84264 SH       SOLE                                      84264
Nokia                          COM              654902204      829    16593 SH       SOLE                                      16593
Nordson Corp.                  COM              655663102     2029    40080 SH       SOLE                                      40080
North American Technology Grou COM              657193108       71    30000 SH       SOLE                                      30000
Oracle Corp.                   COM              68389x105      958    11399 SH       SOLE                                      11399
Proctor & Gamble               COM              742718109     2261    39501 SH       SOLE                                      39501
Reuters Group PLC              COM              76132m102     2782    27838 SH       SOLE                                      27838
Royal Dutch                    COM              780257804     2718    44153 SH       SOLE                                      44153
SBC Communications             COM              78387G103     3616    83596 SH       SOLE                                      83596
Sabine Royalty Trust UBI       COM              785688102      161    10000 SH       SOLE                                      10000
San Juan Basin Royalty Trust   COM              798241105     6165   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     4849    96010 SH       SOLE                                      96010
Schlumberger Ltd               COM              806857108     3071    41157 SH       SOLE                                      41157
Sigma-Aldrich                  COM              826552101     1784    61005 SH       SOLE                                      61005
Sun Microsystems               COM              866810104      360     3963 SH       SOLE                                       3963
Sysco Corp.                    COM              871829107     2646    62805 SH       SOLE                                      62805
Telefonica de Espana           COM              879382208     1075    16785 SH       SOLE                                      16785
U.S. West Communications       COM              91273h101      378     4412 SH       SOLE                                       4412
Unilever N.V.                  COM              904784709     1511    35135 SH       SOLE                                      35135
Vodafone Airtouch              COM              92857t107     1035    24975 SH       SOLE                                      24975
W.W. Grainger                  COM              384802104     1606    52130 SH       SOLE                                      52130
Wal-Mart Stores                COM              931142103     1590    27597 SH       SOLE                                      27597
Weyerhaeuser                   COM              962166104     1031    23985 SH       SOLE                                      23985
Willamette                     COM              969133107     1252    45945 SH       SOLE                                      45945
Worthington Industries         COM              981811102      844    80380 SH       SOLE                                      80380